U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24f-2
            Annual Notice of Securities Sold Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:   Matthews International Funds
                         655 Montgomery Street
                         Suite 1438
                         San Francisco, CA 94111


2.   Name of each series or class of funds for which this notice is
     filed:    Matthews Pacific Tiger Fund
          Matthews Asian Convertible Securities Fund
          Matthews Korea Fund


3.   Investment Company Act File Number:   811-8510

     Securities Act File Number:   33-78960


4.   Last day of fiscal year for which this notice is filed:
          August 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuers's 24f-2 declaration:

                                                       [  ]


6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see instruction A.6):

     Not Applicable



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained
     unsold at the beginning of the fiscal year:     0


8.   Number and amount of securities registered during the fiscal year
     other than pursuant to Rule 24f-2:              0


9. Number and aggregate sale price of securities sold during the fiscal year:

     2,370,053 shares were sold for an aggregate price of $24,395,706


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

     2,370,053 shares were sold for an aggregate price of $24,395,706


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

   6,084 shares were reinvested for an aggregate price of $61,112


12.  CALCULATION OF REGISTRATION FEE:

      (i) Aggregate sale price of securities sold
          during the fiscal year in reliance on
          Rule 24f-2 (from item 10).....................$24,395,706

     (ii) Aggregate price of shares issued
          in connection with dividend reinvestment plans
          (from item 11, if applicable).................+$61,112

    (iii) Aggregate price of shares redeemed
          or repurchased during the fiscal year
          (if applicable)...............................-$3,366,545



     (iv) Aggregate price of shares redeemed
          or repurchased and previously applied as a reduction
          to filing fees pursuant to Rule 24e-2
          (if applicable)...............................+          0

      (v) Net aggregate price of securities sold and issued
          during the fiscal year in reliance on Rule 24f-2
          [line(i), plus line (ii), less line (iii),
          plus line (iv)] (if applicable)...............     $ 21,090,273

     (vi) Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable
          law or regulation (see instruction C.6).......x 1/29th of 1%

    (vii) Fee due
          [line (i) or line (v) multiplied by line (vi)]: $ 7,272.51

INSTRUCTION:   Issuers should complete lines (ii), (iii), (iv), and (v)
               only if the Form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commision's Rules of Informal and Other Procedures(17 CFR 202.3a):

                                                       [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     August 28,  1996

                                  SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.


By: (Signature and Title)

                                  G. Paul Matthews, President

Date:   October 28, 1996